BBH INTERNATIONAL EQUITY PORTFOLIO

                            Portfolio of Investments

                                 April 30, 2001
                                   (unaudited)

 Shares                                                                Value
---------                                                           ------------
            AUSTRALIA (0.9%)
            BANKING
   74,500   National Australia Bank, Ltd .......................    $  1,144,210
                                                                    ------------
            TELECOMMUNICATIONS
  351,700   Cable and Wireless Optus* ..........................         637,065
                                                                    ------------
            TOTAL AUSTRALIA ....................................       1,781,275
                                                                    ------------
            FINLAND (2.1%)
            MULTI-INDUSTRY
  133,000   Nokia AB ...........................................       4,402,551
                                                                    ------------
            FRANCE (14.1%)
            BANKING
   45,600   Banque National de Paris CI ........................       4,054,866
                                                                    ------------
            CAPITAL EQUIPMENT
   55,845   Alcatel ............................................       1,818,839
                                                                    ------------
            ELECTRONIC SEMI-CONDUCTOR
   74,240   STMicroelectronics .................................       3,003,008
                                                                    ------------
            ENERGY
   47,705   Total Fina SA ......................................       7,112,415
                                                                    ------------
            PHARMACEUTICALS
   63,740   Aventis SA .........................................       4,938,217
                                                                    ------------
            SERVICES
   89,780   Accor SA ...........................................       3,816,445
   27,805   Suez Lyonnaise Des Eaux* ...........................       4,110,946
                                                                    ------------
                                                                       7,927,391
                                                                    ------------
            TOTAL FRANCE .......................................      28,854,736
                                                                    ------------
            GERMANY (5.0%)
            BANKING
   59,000   Hypo Vereinsbank ...................................       3,267,236
   21,310   Deutsche Pfandbrief-und
              Hypothekenbank AG ................................       1,423,095
  121,600   Direkt Anlage Bank AG* .............................       2,278,063
                                                                    ------------
                                                                       6,968,394
                                                                    ------------
            INSURANCE
   11,292   Allianz AG Registered ..............................       3,251,842
                                                                    ------------
            TOTAL GERMANY ......................................      10,220,236
                                                                    ------------
            HONG KONG (2.3%)
            AUTOMOTIVE
3,500,000   Brilliance China Automotive
            Holdings, Ltd. .....................................         942,429
                                                                    ------------
            MULTI-INDUSTRY
  153,400   Hutchinson Whampoa, Ltd. ...........................       1,647,295
  479,200   Li & Fung, Ltd. ....................................         906,296
                                                                    ------------
                                                                       2,553,591
                                                                    ------------
            TELECOMMUNICATIONS
  254,000   China Telecom* .....................................       1,250,622
                                                                    ------------
            TOTAL HONG KONG ....................................       4,746,642
                                                                    ------------
            INDIA (0.3%)
            COMPUTER SOFTWARE
    9,200   Infosys Technologies Limited .......................         676,200
                                                                    ------------
            FINANCE
      550   Industrial Credit & Investment
              Corp. of India, Ltd. .............................             976
                                                                    ------------
            MATERIALS
       22   Reliance Industries, Ltd. ..........................             161
                                                                    ------------
            TOTAL INDIA ........................................         677,337
                                                                    ------------
            IRELAND (3.5%)
            BANKING
  390,350   Allied Irish Banks, Plc. ...........................       4,295,560
                                                                    ------------
            PHARMACEUTICALS
   57,220   Elan Corp., Plc. ADR* ..............................       2,869,583
                                                                    ------------
            TOTAL IRELAND ......................................       7,165,143
                                                                    ------------
            ITALY (7.2%)
            FINANCE
  288,950   Banca Fideuram SpA .................................       3,500,251
  323,000   Mediolanum SpA .....................................       4,159,239
                                                                    ------------
                                                                       7,659,490
                                                                    ------------
            INSURANCE
   78,600   Assicurazioni Generali .............................       2,539,030
                                                                    ------------

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                            Portfolio of Investments

                                 April 30, 2001
                                   (unaudited)

 Shares                                                                Value
---------                                                           ------------
            TELECOMMUNICATIONS
  258,100   Telecom Italia Mobile SpA ..........................    $  1,775,144
  249,700   Telecom Italia SpA .................................       2,776,601
                                                                    ------------
                                                                       4,551,745
                                                                    ------------
            TOTAL ITALY ........................................      14,750,265
                                                                    ------------
            JAPAN (24.3%)
            BANKING
  646,000   Asahi Bank, Ltd. ...................................       1,798,292
      333   Mizuho Holdings, Inc. ..............................       2,050,682
                                                                    ------------
                                                                       3,848,974
                                                                    ------------
            CAPITAL GOODS/DURABLES
   36,000   Fujitsu, Ltd. ......................................         495,246
   74,000   Matsushita Electric
              Industrial Co., Ltd. .............................       1,233,583
   66,000   Matsushita Electric Works ..........................         755,735
                                                                    ------------
                                                                       2,484,564
                                                                    ------------
            CHEMICALS
   17,000   Shin-Etsu Chemical Co. .............................         682,339
   57,000   Takeda Chemical Industries .........................       2,749,100
                                                                    ------------
                                                                       3,431,439
                                                                    ------------
            CONSUMER ELECTRONICS
   39,100   Sony Corp. .........................................       2,923,601
                                                                    ------------
            CONSUMER GOODS
  226,000   Kirin Brewery Co., Ltd. ............................       2,174,501
  388,000   Nissan Motor Co. ...................................       2,659,405
   96,000   Toyota Motor Co. ...................................       3,192,879
                                                                    ------------
                                                                       8,026,785
                                                                    ------------
            CONSUMER NON-DURABLES
   83,000   Kao Corp. ..........................................       2,109,003
   13,900   Nintendo Co., Ltd. .................................       2,238,398
                                                                    ------------
                                                                       4,347,401
                                                                    ------------
            ELECTRIC COMPONENTS
   17,000   Matsushita Communications
              Industrial Co., Ltd. .............................         935,464
                                                                    ------------
            FINANCE
   10,800   Acom Co., Ltd. .....................................         863,476
   74,000   Nomura Securities Co., Ltd. ........................       1,562,937
    6,200   Orix Corp. .........................................         541,355
                                                                    ------------
                                                                       2,967,768
                                                                    ------------
            MACHINERY/EQUIPMENT
  141,000   Mitsubishi Heavy Industries ........................         576,209
                                                                    ------------
            MATERIALS
  230,000   Mitsubishi Materials Corp. .........................         614,202
  172,000   Sumitomo Chemical Co. ..............................         918,632
  180,000   Sumitomo Metal & Mining Co. ........................         731,216
                                                                    ------------
                                                                       2,264,050
                                                                    ------------
            MEDIA
       78   Fuji Television Network ............................         565,551
                                                                    ------------
            MULTI-INDUSTRY
       20   Prospect Japan Fund* ...............................             149
  203,000   Sumitomo Corp. .....................................       1,498,167
                                                                    ------------
                                                                       1,498,316
                                                                    ------------
            OFFICE EQUIPMENT/SUPPLIES
   20,000   Canon Inc. .........................................         784,948
                                                                    ------------
            PHARMACEUTICALS
   35,000   Kissei Pharmaceutical Co., Ltd. ....................         703,824
   41,000   Santen Pharmaceutical Co., Ltd. ....................         695,084
   21,000   Yamanouchi Pharmaceutical
              Co., Ltd. ........................................         581,185
                                                                    ------------
                                                                       1,980,093
                                                                    ------------
            PRECISION INSTRUMENTS
   15,000   Hoya Corp. .........................................         983,209
                                                                    ------------
            REAL ESTATE
   13,600   Oriental Land Co., Ltd. ............................         921,157
                                                                    ------------
            RETAIL
   26,000   Ito-Yokado Co., Ltd. ...............................       1,449,646
                                                                    ------------
            SERVICES
   38,700   Credit Saison Co., Ltd. ............................         818,940
  646,000   Kawasaki Kisen Kaisha, Ltd. ........................       1,212,802
  195,000   Tokyu Corp. ........................................       1,120,372
                                                                    ------------
                                                                       3,152,114
                                                                    ------------
            TELECOMMUNICATIONS
      153   Nippon Telegraph & Telephone .......................         971,920
       97   NTT Docomo, Inc. ...................................       1,993,769
                                                                    ------------
                                                                       2,965,689
                                                                    ------------

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                            Portfolio of Investments

                                 April 30, 2001
                                   (unaudited)

 Shares                                                                Value
---------                                                           ------------
            TRANSPORTATION
  162,000   Nippon Express Co. .................................    $    812,786
                                                                    ------------
            UTILITIES
  130,000   Tokyo Electric Power ...............................       3,103,378
                                                                    ------------
            TOTAL JAPAN ........................................      50,023,142
                                                                    ------------
            NETHERLANDS (3.6%)
            CONSUMER GOODS
   87,017   Heineken NV ........................................       4,513,698
                                                                    ------------
            ELECTRIC COMPONENTS
  100,163   Philips Electronics ................................       2,943,136
                                                                    ------------
            TOTAL NETHERLANDS ..................................       7,456,834
                                                                    ------------
            SINGAPORE (0.7%)
            BANKING
   87,476   DBS Group Holdings, Ltd. ...........................         763,794
                                                                    ------------
            TELECOMMUNICATIONS
  703,000   Singapore Telecom ..................................         702,614
                                                                    ------------
            TOTAL SINGAPORE ....................................       1,466,408
                                                                    ------------
            SPAIN (5.8%)
            BANKING
  429,562   BSCH SA ............................................       4,269,606
                                                                    ------------
            FINANCE
  295,660   BBVA SA ............................................       4,203,383
                                                                    ------------
            TELECOMMUNICATIONS
  202,908   Telefonica SA ......................................       3,435,749
                                                                    ------------
            TOTAL SPAIN ........................................      11,908,738
                                                                    ------------
            SWEDEN (1.5%)
            CAPITAL EQUIPMENT
  359,200   Ericsson (LM)
              Telephone Co. Class 'B' ..........................       2,312,221
                                                                    ------------
            CONSUMER DURABLES
   44,413   Electrolux AB ......................................         734,224
                                                                    ------------
            TOTAL SWEDEN .......................................       3,046,445
                                                                    ------------
            SWITZERLAND (2.3%)
            CHEMICALS
    3,544   Syngenta AG* .......................................         179,580
                                                                    ------------
            PHARMACEUTICALS
    2,944   Novartis AG Registered .............................       4,575,445
                                                                    ------------
            TOTAL SWITZERLAND ..................................       4,755,025
                                                                    ------------
            UNITED KINGDOM (19.6%)
            BANKING
  426,000   Lloyds TSB Group, Plc. .............................       4,427,395
                                                                    ------------
            ENERGY
  592,800   BP Amoco, Plc. .....................................       5,317,148
  294,600   Shell Transport &
              Trading Co., Plc. ................................       2,459,103
                                                                    ------------
                                                                       7,776,251
            FOOD & BEVERAGES
  382,000   Diageo, Plc ........................................       4,016,555
                                                                    ------------
            MEDIA
  217,600   Pearson, Plc. ......................................       4,585,268
                                                                    ------------
            PHARMACEUTICALS
  213,700   GlaxoSmithKline* ...................................       5,646,437
                                                                    ------------
            SERVICES
  179,000   BAA, Plc. ..........................................       1,572,260
  300,000   British Airways ....................................       1,512,807
  258,014   Compass Group PLC* .................................       1,978,386
                                                                    ------------
                                                                       5,063,453
                                                                    ------------
            TELECOMMUNICATIONS
  260,850   British Telecom, Plc. ..............................       2,082,227
  461,000   Spirent Plc. .......................................       2,717,072
1,279,400   Vodafone Airtouch, Plc. ............................       3,884,696
                                                                    ------------
                                                                       8,683,995
                                                                    ------------
            TOTAL UNITED KINGDOM ...............................      40,199,354
                                                                    ------------
            TOTAL COMMON STOCKS ................................    $191,454,131
                                                                    ============

TOTAL INVESTMENTS (identified cost $201,850,104) (a) ...    93.2%   $191,454,131
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........     6.8      13,943,501
                                                           -----    ------------
NET ASSETS .............................................   100.0%   $205,397,632
                                                           =====    ============
----------
 *  non-income producing security

(a) The aggregate cost for federal income tax purposes is $201,850,104, the aggregate gross unrealized appreciation is $9,754,818 and the aggregate gross unrealized depreciation is $20,150,791, resulting in net unrealized depreciation of $10,395,973.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                   (unaudited)

ASSETS:
      Investments in securities, at value
         (identified cost $201,850,104) ...................         $191,454,131
      Cash ................................................            2,091,046
      Receivables for:
         Contributions ....................................           19,357,551
         Dividends and other ..............................              603,509
                                                                    ------------
            Total Assets ..................................          213,506,237
                                                                    ============

LIABILITIES:
    Payables for:
         Investments purchased ............................            7,649,537
         Foreign withholding taxes ........................              105,357
         Investment Advisor fee ...........................              192,409
         Accrued expenses and other fees ..................              129,718
         Professional fees ................................               15,273
         Administration fee ...............................               10,361
         Board of Directors' fees .........................                5,950
                                                                    ------------
            Total Liabilities .............................            8,108,605
                                                                    ------------
NET ASSETS ................................................         $205,397,632
                                                                    ============


   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2001
                                   (unaudited)

INVESTMENT INCOME:
      Income:
        Dividends and other income (net of foreign
             withholding tax of $179,871) .....................    $    953,701
                                                                   ------------
          Total Income ........................................         953,701
                                                                   ------------
      Expenses:
        Investment Advisor fee ................................          94,677
        Expense reimbursement fee .............................         567,788
        Custody fee ...........................................          80,957
        Administrative fee ....................................          30,560
        Other fees and expenses ...............................          22,089
                                                                   ------------
          Total Expenses ......................................         796,071
          Fees paid indirectly ................................         (80,957)
                                                                   ------------
          Net Expenses ........................................         715,114
                                                                   ------------
          Net Investment Income ...............................         238,587
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS:
      Net realized loss on investments and foreign
          exchange transactions ...............................      (2,641,761)
      Net change in unrealized appreciation on
          investments and foreign currency
          translations ........................................     (14,447,210)
                                                                   ------------
        Net Realized and Unrealized Loss ......................     (17,088,971)
                                                                   ------------
      Net Decrease in Net Assets Resulting from Operations ....    $(16,850,384)
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

                        BBHINTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               For the
                                                                           six months ended     For the
                                                                           April 30, 2001      year ended
                                                                            (unaudited)      October 31, 2000
                                                                           -------------     -----------------
INCREASE IN NET ASSETS:
      Operations:
        Net investment income .........................................   $     238,587        $     256,200
        Net realized gain (loss) on investments and foreign
          exchange transactions .......................................      (2,641,761)           1,647,086
        Net change in unrealized appreciation on
          investments and foreign currency translations ...............     (14,447,210)          (7,090,328)
                                                                          -------------        -------------
         Net decrease in net assets resulting from operations .........     (16,850,384)          (5,187,042)
                                                                          -------------        -------------
      Capital Transactions:
        Proceeds from contributions ...................................      80,778,145          137,448,947
        Fair value of withdrawals .....................................     (37,238,626)         (25,004,096)
                                                                          -------------        -------------
         Net increase in net assets resulting from capital transactions      43,539,519          112,444,851
                                                                          -------------        -------------
           Total increase in net assets ...............................      26,689,135          107,257,809

NET ASSETS:
      Beginning of period .............................................     178,708,497           71,450,688
                                                                          -------------        -------------
      End of period ...................................................   $ 205,397,632        $ 178,708,497
                                                                          =============        =============


   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                   For the
                              six months ended                    For the years ended October 31,
                               April 30, 2001     ------------------------------------------------------------
                                 (unaudited)       2000        1999          1998          1997          1996
                               --------------     ------      -----         -----          -----        ------
Total Return ..............         (9.46)%          7.31%      30.44%         9.44%         2.90%        10.75%
Ratios/Supplemental Data:
Net assets, end of
   period (000's omitted) .     $ 205,398        $178,708     $71,451       $66,633       $46,038       $39,484
   Expenses as a percentage of
   average net assets .....          0.82%(1)        0.90%       0.87%         0.76%         0.90%         0.90%
Ratio of net investment
   income to average
   net assets .............          0.27%(1)        0.20%       0.29%         0.56%         0.63%         0.68%
Portfolio turnover rate ...             8%             37%         86%           89%           85%           56%

----------
(1)  Annualized.


   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. BBH International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                                   (unaudited)

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the six months ended April 30, 2001, the Portfolio incurred $94,677 for Investment Advisory Services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The
Administrator has a subadministration agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon. For the six months ended April 30, 2001, the Portfolio incurred $30,560 for administrative services.

      Custody Fee. The Portfolio has a custody agreement with Brown Brothers Harriman (the "custodian") for which the custodian receives a fee calculated and paid monthly. For the six months ended April 30, 2001, the Portfolio incurred $80,957 for custody services. These fees were reduced by $80,957, as a result of an expense offset arrangement with the Portfolio's custodian.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company LLC pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.90% of the Portfolio's average daily net assets. For the six months ended April 30, 2001, Brown Brothers Harriman Trust Company LLC incurred $491,067, including $472,872 in investment advisory fees and $10,112 in custody fees, in expenses on behalf of the Portfolio. The Portfolio's expense reimbursement fee terminated on January 31, 2001.

      3. Investment Transactions. For the six months ended April 30, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $49,149,011 and $13,290,612, respectively. There were no purchases or sales of U.S. government obligations during the period.